Supplementary Oil And Gas Information (Costs Related To Unproved Properties) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Oil And Gas Information [Abstract]
Acquisition Costs	$ 403	$ 280	$ 231	$ 268
Exploration Costs	33	25	3	52
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total	436	305	234	320
Acquistion Costs Year End	1,182
Exploration Costs Year End	113
Unproved Costs Year End	$ 1,295	$ 1,426